Quarterly Financial Data - Summarized Quarterly Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 7,084	$ 6,478	$ 7,459	$ 7,214	$ 10,006	$ 9,586	$ 9,386	$ 10,529	$ 28,235	$ 39,507	$ 36,979
Gross profit	5,343	4,680	5,547	5,101	8,002	7,627	7,315	8,411	20,671	31,355	27,662
Operating income (loss)	(3,762)	(4,557)	(3,907)	(3,679)	(547)	(768)	(1,225)	2	(15,905)	(2,538)	(11,742)
Net income (loss)	$ (3,725)	$ (4,314)	$ (3,279)	$ (3,706)	$ (591)	$ (770)	$ (1,231)	$ (10)	$ (15,343)	$ (2,602)	$ (11,799)
Net (loss) per share, basic	$ (0.30)	$ (0.35)	$ (0.28)	$ (0.32)	$ (0.05)	$ (0.07)	$ (0.11)	$ 0.00	$ (1.28)	$ (0.23)	$ (1.16)
Weighted average shares outstanding, basic	12,323	12,209	11,741	11,524	11,465	11,540	11,564	11,375	11,951	11,486	10,162
Net (loss) per share, diluted	$ (0.30)	$ (0.35)	$ (0.28)	$ (0.32)	$ (0.05)	$ (0.07)	$ (0.11)	$ 0.00	$ (1.28)	$ (0.23)	$ (1.16)
Weighted average shares outstanding, diluted	12,323	12,209	11,741	11,524	11,465	11,540	11,564	11,375	11,951	11,486	10,162